Recapitalization (Details)					10 Months Ended
	Jun. 25, 2025 USD ($) $ / shares shares	Jun. 23, 2025 USD ($)	Jun. 19, 2025 USD ($) $ / shares shares	Apr. 22, 2025 USD ($) shares	Dec. 31, 2025 USD ($) Bitcoin $ / shares shares	Dec. 08, 2025 $ / shares	Apr. 21, 2025
Recapitalization [Line Items]
Proceeds from convertible debt					$ 437,999,000
Aggregate bitcoin (in Bitcoin) | Bitcoin					43,515
Stock price (in Dollars per share) | $ / shares					$ 10
Reverse recapitalization					$ 82,256,882
Converted shares | shares					1,141,771
Purchases of digital assets					$ 713,199,992
Loss on purchase of Bitcoin					61,234,873
Company paid					713,199,992
Convertible Notes [Member]
Recapitalization [Line Items]
Principal amount					486,500,000
Exchange shares (in Shares) | shares				88.3771
Reverse recapitalization					$ 81,874,382
Purchases of digital assets				$ 347.6168
Subscription amount				$ 7,500,000
April In-Kind PIPE Bitcoin [Member]
Recapitalization [Line Items]
Bitcoin value (in Bitcoin)				259.2396
Option PIPE Bitcoin [Member]
Recapitalization [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin					10,500
June Equity PIPE Investors [Member] | Softbank [Member]
Recapitalization [Line Items]
Share price (in Dollars per share) | $ / shares					$ 21
Convertible Notes Subscription Agreements [Member] | Convertible Notes [Member]
Recapitalization [Line Items]
Interest rate, percentage				1.00%
Principal amount				$ 340,200,000
Subscription Agreements [Member] | June In-Kind PIPE Bitcoin [Member]
Recapitalization [Line Items]
Bitcoin value (in Bitcoin)			132.9547
Business Combination Agreement [Member]
Recapitalization [Line Items]
Proceeds from convertible debt					$ 52,000,000
Bitcoin value (in Bitcoin)					4,812.220927		84,863.57
Aggregate purchase price					$ 458,700,000
Business Combination Agreement [Member] | Option PIPE Bitcoin [Member]
Recapitalization [Line Items]
Bitcoin value (in Bitcoin)					917.47360612
Aggregate purchase price					$ 99,500,000
Business Combination Agreement [Member] | Holdback [Member]
Recapitalization [Line Items]
Proceeds from convertible debt					$ 500,000
June PIPE Bitcoin Sale and Purchase Agreement [Member]
Recapitalization [Line Items]
Aggregate purchase price		$ 147,500,000
June PIPE Bitcoin Sale and Purchase Agreement [Member] | Option PIPE Bitcoin [Member]
Recapitalization [Line Items]
Bitcoin value (in Bitcoin)		1,381.15799423
Contribution Agreement [Member]
Recapitalization [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin					31,500
Contribution Agreement [Member] | Tether [Member]
Recapitalization [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin					24,500
Contribution Agreement [Member] | Bitfinex [Member]
Recapitalization [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin					7,000
Sponsor Support Agreement [Member]
Recapitalization [Line Items]
Exchange shares (in Shares) | shares	4,630,000
Sponsor Support Agreement [Member] | Convertible Notes [Member]
Recapitalization [Line Items]
Principal amount	$ 486,500,000
Gross proceeds, percentage	1.50%
Service Agreement [Member]
Recapitalization [Line Items]
Subsidiaries in exchange for a services fee					$ 30,000
June PIPE Net Proceeds [Member] | June PIPE Bitcoin Sale and Purchase Agreement [Member]
Recapitalization [Line Items]
Proceeds from aggregate cash gross		$ 3,300,000
Maximum [Member]
Recapitalization [Line Items]
Founder shares, term					12 months
Minimum [Member]
Recapitalization [Line Items]
Founder shares, term					6 months
Class B Common Stock [Member]
Recapitalization [Line Items]
Common stock, par value | $ / shares					$ 0.01
Common stock, voting rights					one
Class A Common Stock [Member]
Recapitalization [Line Items]
Common stock, par value | $ / shares					$ 0.01
Share price (in Dollars per share) | $ / shares					$ 10
Class A Common Stock [Member] | Subscription Agreements [Member] | April Equity PIPE Shares [Member]
Recapitalization [Line Items]
Purchased shares aggregate value				$ 200,000,000
Number of shares purchased | shares				20,000,000
Class A Common Stock [Member] | Subscription Agreements [Member] | June Equity PIPE Shares [Member]
Recapitalization [Line Items]
Share price (in Dollars per share) | $ / shares			$ 21
Purchased shares aggregate value			$ 165,000,000
Number of shares purchased | shares			7,857,143
Class A Common Stock [Member] | Subscription Agreements [Member] | April Equity PIPE Investors [Member]
Recapitalization [Line Items]
Shares issued (in Shares) | shares					20,000,000
Class A Common Stock [Member] | Subscription Agreements [Member] | June Equity PIPE Investors [Member]
Recapitalization [Line Items]
Shares issued (in Shares) | shares					7,857,143
CEP Class A Ordinary Shares [Member]
Recapitalization [Line Items]
Common stock, par value | $ / shares						$ 0.0001
CEP Class A Ordinary Shares [Member] | Sponsor Support Agreement [Member]
Recapitalization [Line Items]
Redemption shares issued (in Shares) | shares	7,084,804
CEP Class A Ordinary Shares [Member] | Sponsor Support Agreement [Member] | Conversion [Member]
Recapitalization [Line Items]
Public shares not subject to redemption percentage	25.00%
Twenty One Assets Class A Interests [Member] | Contribution Agreement [Member] | Tether [Member]
Recapitalization [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin					208
Twenty One Assets Class A Interests [Member] | Contribution Agreement [Member] | Bitfinex [Member]
Recapitalization [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin					59
Twenty One Assets Class B Interests [Member] | Contribution Agreement [Member] | Tether [Member]
Recapitalization [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin					208
Twenty One Assets Class B Interests [Member] | Contribution Agreement [Member] | Bitfinex [Member]
Recapitalization [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin					59
CEP Class B Ordinary Shares [Member]
Recapitalization [Line Items]
Common stock, par value | $ / shares					$ 0.0001	0.01
CEP Merger [Member]
Recapitalization [Line Items]
Common stock, par value | $ / shares						$ 0.01
April PIPE Investments [Member] | Sponsor Support Agreement [Member]
Recapitalization [Line Items]
Gross proceeds, percentage	1.50%
April PIPE Investments [Member] | CEP Class A Ordinary Shares [Member] | Sponsor Support Agreement [Member]
Recapitalization [Line Items]
Stock price (in Dollars per share) | $ / shares	$ 10